Commitments and Contingencies - Adoption of Second Extension Amendment Proposal (Details)																	6 Months Ended		12 Months Ended
	Jul. 31, 2024 shares	Jun. 02, 2024	May 02, 2024	Apr. 02, 2024	Feb. 27, 2024 USD ($) item shares	Feb. 02, 2024	Jan. 02, 2024	Dec. 02, 2023	Nov. 02, 2023	Oct. 02, 2023	Sep. 02, 2023	Aug. 02, 2023	Jul. 02, 2023	Jun. 02, 2023	Feb. 28, 2023 USD ($) item shares	Mar. 02, 2021 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2024 shares	Jul. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($) shares
Adoption of Second Extension Amendment Proposal
Convertible preferred stock, shares issued																	4,732,044	4,939,946	4,939,946	4,939,946		4,732,044		4,939,946
Contribution from PIPE Financing for cash	3,287,018
Ordinary shares, shares issued (in shares)																			786,510		14,535,136
Total	13,387,636																		779,908		14,535,136
Carrying Value | $																	$ 86,783,000	$ 91,469,000	$ 91,469,000	$ 91,469,000		$ 86,783,000		$ 91,469,000
CIK0001838821_ARYA Sciences Acquisition Corp IV
Adoption of Second Extension Amendment Proposal
Number of times to extend period to consummate business combination | item					11										9
Period of time for an extension to consummate business combination		1 month	1 month	1 month	1 month										1 month
Advance notice prior to applicable termination date					5 days										5 days
Cash deposited in Trust Account | $																$ 149,500,000	724,000	$ 560,000	1,400,000	0
Carrying Value | $					$ 4,358,804												$ 37,838,923		$ 40,475,949	$ 151,528,894			$ 37,019,896
Public shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Adoption of Second Extension Amendment Proposal
Convertible preferred stock, shares issued					390,815										11,259,169
Contribution from PIPE Financing for cash					3,300,016										3,690,831
Private placement shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Adoption of Second Extension Amendment Proposal
Contribution from PIPE Financing for cash					499,000
Second convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Adoption of Second Extension Amendment Proposal
Period of time for an extension to consummate business combination						1 month	1 month	1 month	1 month	1 month	1 month	1 month	1 month	1 month
Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Adoption of Second Extension Amendment Proposal
Contribution from PIPE Financing for cash					3,799,016										4,189,831
Ordinary shares, shares issued (in shares)																	499,000		499,000	499,000
Total																	499,000		499,000	499,000
Carrying Value | $					$ 4,358,804										$ 115,071,882
Class B ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Adoption of Second Extension Amendment Proposal
Ordinary shares, shares issued (in shares)					3,737,500										3,737,500		3,737,500		3,737,500	3,737,500
Total					3,737,500										3,737,500		3,737,500		3,737,500	3,737,500
PIPE Investor | CIK0001838821_ARYA Sciences Acquisition Corp IV
Adoption of Second Extension Amendment Proposal
Cash deposited in Trust Account | $					$ 111,000
PIPE Investor | Second convertible promissory note | CIK0001838821_ARYA Sciences Acquisition Corp IV
Adoption of Second Extension Amendment Proposal
Cash deposited in Trust Account | $					111,000										$ 420,000
PIPE Investor | Amended and restated memorandum | CIK0001838821_ARYA Sciences Acquisition Corp IV
Adoption of Second Extension Amendment Proposal
Cash deposited in Trust Account | $					$ 111,000										$ 140,000
Percentage of ordinary shares issued and outstanding held by initial shareholders.					56.20%
PIPE Investor | Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Adoption of Second Extension Amendment Proposal
Number of times to extend period to consummate business combination | item					11
Period of time for an extension to consummate business combination					1 month
Advance notice prior to applicable termination date					5 days
Extension period to complete business combination after original termination date					48 months